Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We have a risk-based approach to identify and assess the cybersecurity threats that could affect our business and information systems, which is integrated in our overall enterprise risk management system and processes. A third party IT service provider supports us through their fully managed platform service which includes end-to-end operational responsibility that includes devices, network and security to identity and access management, 24/7 support and cloud services. Our IT service provider also monitors cybersecurity risks on an ongoing basis through regular vulnerability scans and penetration tests, results of which are available via a portal or direct notifications given to customers.

As we outsource IT services to a third party IT service provider, our cybersecurity risk management includes policies for:

•Selection. Third party IT service provider should have policies and processes that align with our own security policies and processes, legal or regulatory obligations, data preservation expectations as well as demonstrate an adherence to industry best practices and standards.
•Monitoring. We obtain and review ISAE 3402 reports to ensure that the IT service provider’s policies and processes continue to be effective and aligned with our policies and processes.
•Reporting. Third party must notify us without undue delay regarding security incidents which impact or potentially impact the Company.

We are also a member of the Norwegian Maritime Cyber Resilience Centre (“NORMA Cyber”). NORMA Cyber provides information sharing to its members about threat assessments, intelligence reports, vulnerability notifications and mitigation advice, dark web monitoring, vulnerability scanning, providing alerts to members when valid threats are identified, as well as incident and crisis support.

Based on the information we have, cybersecurity threats have not materially affected and we believe are not reasonably likely to materially affect us, including our business strategy, results of operations or financial condition. However, we cannot predict the scope and impact of any future incident. See “Item 3. Key Information—D. Risk Factors” for more information on cybersecurity risks.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have a risk-based approach to identify and assess the cybersecurity threats that could affect our business and information systems, which is integrated in our overall enterprise risk management system and processes.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors oversees the Company’s risk management process, including on cybersecurity risks, directly. The board oversees the Company’s risk management program, which focuses on the most significant risks the Company faces in the short-, intermediate-, and long-term timeframe.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors oversees the Company’s risk management process, including on cybersecurity risks, directly. The board oversees the Company’s risk management program, which focuses on the most significant risks the Company faces in the short-, intermediate-, and long-term timeframe.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Company takes a risk-based approach to cybersecurity and has implemented cybersecurity policies throughout its operations that are designed to address cybersecurity threats and incidents. In particular, our management team is responsible for the selection and monitoring of our IT service provider. Our management team also assesses any cybersecurity risks identified by our IT service provider and NORMA Cyber by monitoring and reviewing any specific incident report and general information shared about threat assessments and vulnerability notifications. In addition, the management team communicates these with the Board on a quarterly basis.
Cybersecurity Risk Role of Management [Text Block]	In particular, our management team is responsible for the selection and monitoring of our IT service provider. Our management team also assesses any cybersecurity risks identified by our IT service provider and NORMA Cyber by monitoring and reviewing any specific incident report and general information shared about threat assessments and vulnerability notifications. In addition, the management team communicates these with the Board on a quarterly basis.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	In particular, our management team is responsible for the selection and monitoring of our IT service provider. Our management team also assesses any cybersecurity risks identified by our IT service provider and NORMA Cyber by monitoring and reviewing any specific incident report and general information shared about threat assessments and vulnerability notifications.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	In particular, our management team is responsible for the selection and monitoring of our IT service provider. Our management team also assesses any cybersecurity risks identified by our IT service provider and NORMA Cyber by monitoring and reviewing any specific incident report and general information shared about threat assessments and vulnerability notifications.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our management team also assesses any cybersecurity risks identified by our IT service provider and NORMA Cyber by monitoring and reviewing any specific incident report and general information shared about threat assessments and vulnerability notifications. In addition, the management team communicates these with the Board on a quarterly basis.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true